Concentration and risk (Tables)	12 Months Ended
Dec. 31, 2014
Concentration and risk [Abstract]
Concentration of credit risk

	As of December 31,
	2013	2014

Mobile telecom operator 1	60%	30%
Mobile telecom operator 2	20%		*
Mobile telecom operator 3	17%		*

* Less than 10%
Concentration of game revenues

	For the year ended December 31,
	2012	2013	2014

Game 1	*	42%	11%
Game 2	60%	33%	*
Game 3	*	11%	13%
Game 4	20%	*	*
Game 5	12%	*	*

*	Less than 10%